Related party transactions - Service agreements and products - General (Details)		3 Months Ended
	Mar. 31, 2020	Mar. 31, 2020
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in joint venture (as a percent)	45.00%
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)	32.17%	32.17%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement		1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement		5 years